Segment and Geographic Area Information (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure based on the country that sold the product
Net sales	$ 4,329,000,000	$ 4,173,000,000	$ 18,380,000,000	$ 17,444,000,000	$ 15,638,000,000
United States
Disclosure based on the country that sold the product
Net sales			10,435,000,000	9,712,000,000	8,971,000,000
The Netherlands
Disclosure based on the country that sold the product
Net sales			776,000,000	904,000,000	845,000,000
Germany
Disclosure based on the country that sold the product
Net sales			756,000,000	701,000,000	635,000,000
Japan
Disclosure based on the country that sold the product
Net sales			718,000,000	616,000,000	484,000,000
United Kingdom
Disclosure based on the country that sold the product
Net sales			552,000,000	496,000,000	418,000,000
Spain
Disclosure based on the country that sold the product
Net sales			525,000,000	569,000,000	515,000,000
France
Disclosure based on the country that sold the product
Net sales			500,000,000	516,000,000	479,000,000
Canada
Disclosure based on the country that sold the product
Net sales			500,000,000	446,000,000	374,000,000
Brazil
Disclosure based on the country that sold the product
Net sales			434,000,000	382,000,000	287,000,000
Italy
Disclosure based on the country that sold the product
Net sales			408,000,000	428,000,000	385,000,000
All other countries
Disclosure based on the country that sold the product
Net sales			2,776,000,000	2,674,000,000	2,245,000,000
United States and Puerto Rico
Disclosure based on the country that sold the product
Long-lived assets			$ 1,600,000,000	$ 1,500,000,000